Deferred tax assets and liabilities (Tables)	12 Months Ended
Jul. 31, 2021
Income Taxes [Abstract]
Deferred tax assets and liabilities
Deferred tax assets and liabilities, which are offset where the Group has a legally enforceable right to do so, are shown in the balance sheet after offset as follows:

	2021	2020
	$m	$m
Deferred tax assets	303	216
Deferred tax liabilities	—	(26)
	303	190
The following are the major deferred tax assets and liabilities recognized by the Group and movements thereon during the current and prior reporting year:

	Goodwill and intangible assets	Share- based payments	Property, plant and equipment	Right of use assets	Lease liabilities	Retirement benefit obligations	Inventory	Tax Method Changes	Tax losses	Trade and other payables	Other	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
At July 31, 2019	(74)	25	31	—	—	40	(114)	—	88	40	72	108
Adjustment on adoption of IFRS 16	—	—	—	(298)	372	—	—	—	—	(5)	—	69
At August 1, 2019	(74)	25	31	(298)	372	40	(114)	—	88	35	72	177
Credit/(charge) to income	3	(2)	(14)	27	(34)	1	5	—	11	(13)	(13)	(29)
Credit to other comprehensive income	—	—	—	—	—	44	—	—	—	—	—	44
Credit to equity	—	5	—	—	—	—	—	—	—	—	—	5
Acquisitions	(12)	—	1	(4)	4	—	—	—	—	—	—	(11)
Exchange rate adjustment	—	—	4	—	—	(1)	—	—	1	—	—	4
At July 31, 2020	(83)	28	22	(275)	342	84	(109)	—	100	22	59	190
Credit/(charge) to income	3	4	(5)	26	(42)	(4)	(19)	98	20	60	20	161
Charge to other comprehensive income	—	—	—	—	—	(19)	—	—	—	—	—	(19)
Credit to equity	—	4	—	—	—	—	—	—	—	—	—	4
Acquisitions	(16)	—	—	—	—	—	1	—	5	—	—	(10)
Transfers to held for sale	6	(1)	(17)	24	(25)	—	—	—	(17)	—	1	(29)
Transfers between categories	—	—	—	—	—	—	195	(195)	—	—	—	—
Exchange rate adjustment	—	—	5	—	—	1	—	—	—	—	—	6
At July 31, 2021	(90)	35	5	(225)	275	62	68	(97)	108	82	80	303